Interim Consolidated Statements of Shareholders' Equity (Unaudited) - USD ($) $ in Thousands	Total	Class A Common Shares [Member]	Series C Preferred Shares [Member]	Series D Preferred Shares [Member]	Series E Preferred Shares [Member]	Series F Preferred Shares [Member]	Series G Preferred Shares [Member]	Series H Preferred Shares [Member]	Common Shares [Member]	Common Shares [Member] Class A Common Shares [Member]	Preferred Shares [Member]	Preferred Shares [Member] Series F Preferred Shares [Member]	Preferred Shares [Member] Series G Preferred Shares [Member]	Preferred Shares [Member] Series H Preferred Shares [Member]	Treasury Shares [Member]	Additional Paid-in Capital [Member]	Additional Paid-in Capital [Member] Class A Common Shares [Member]	Additional Paid-in Capital [Member] Series C Preferred Shares [Member]	Additional Paid-in Capital [Member] Series F Preferred Shares [Member]	Additional Paid-in Capital [Member] Series G Preferred Shares [Member]	Additional Paid-in Capital [Member] Series H Preferred Shares [Member]	Deficit [Member]	Deficit [Member] Series C Preferred Shares [Member]	Accumulated Other Comprehensive Loss [Member]
Balance at Dec. 31, 2015	$ 1,776,183								$ 986		$ 237				$ (356)	$ 2,266,661						$ (460,425)		$ (30,920)
Balance, shares at Dec. 31, 2015		98,622,160	13,321,774	4,981,029	5,370,600
Net earnings (loss)	(139,039)																					(139,039)
Other comprehensive income	4,373																							4,373
Shares issued, value		$ 99,525				$ 140,000	$ 194,544	$ 225,000		$ 68		$ 56	$ 78	$ 90			$ 99,457		$ 139,944	$ 194,466	$ 224,910
Shares issued, shares		6,770,408				5,600,000	7,800,000	9,000,000
Fees and expenses in connection with issuance of common and preferred shares	(21,797)															(21,797)
Dividends on Class A common shares	(152,915)																					(152,915)
Dividends on preferred shares	(53,630)																					(53,630)
Amortization of Series C preferred share issuance costs																		$ 116					$ (116)
Shares issued through dividend reinvestment program	4,359								3							4,356
Shares issued through dividend reinvestment program, shares		286,009
Share-based compensation expense (note 12):
Restricted Class A common shares, phantom share units, stock appreciation rights, restricted stock units and performance stock units	6,228								2							6,226
Restricted Class A common shares, phantom share units, stock appreciation rights, restricted stock units and performance stock units, shares		164,235
Other share-based compensation	5,772								4							7,139						(1,371)
Other share-based compensation, shares		446,643
Common shares repurchased, including related expenses	(8,269)								(6)							(8,263)
Common stock repurchased including related expenses, shares		(564,270)
Preferred shares redeemed, including related expenses	(333,074)										(133)					(332,941)
Preferred shares redeemed, including related expenses, shares			(13,321,774)
Treasury shares, value	(11)														(11)
Treasury shares		(2,539)
Balance at Dec. 31, 2016	1,747,249								1,057		328				(367)	2,580,274						(807,496)		(26,547)
Balance, shares at Dec. 31, 2016		105,722,646		4,981,029	5,370,600	5,600,000	7,800,000	9,000,000
Net earnings (loss)	116,684																					116,684
Other comprehensive income	2,479																							2,479
Shares issued, value		$ 80,953								$ 128							$ 80,825
Shares issued, shares		12,800,000
Fees and expenses in connection with issuance of common and preferred shares	(1,585)															(1,585)
Dividends on Class A common shares	(68,137)																					(68,137)
Dividends on preferred shares	(48,313)																					(48,313)
Shares issued through dividend reinvestment program	14,726								23							14,703
Shares issued through dividend reinvestment program, shares		2,270,621
Share-based compensation expense (note 12):
Restricted Class A common shares, phantom share units, stock appreciation rights, restricted stock units and performance stock units	12,202								13							12,189
Restricted Class A common shares, phantom share units, stock appreciation rights, restricted stock units and performance stock units, shares		1,247,258
Other share-based compensation	10,818								17							11,509						(708)
Other share-based compensation, shares		1,733,858
Treasury shares, value	(10)														(10)
Treasury shares		(2,059)
Balance at Sep. 30, 2017	$ 1,867,066								$ 1,238		$ 328				$ (377)	$ 2,697,915						$ (807,970)		$ (24,068)
Balance, shares at Sep. 30, 2017		123,772,324		4,981,029	5,370,600	5,600,000	7,800,000	9,000,000